Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term	$ 833,632	$ 765,345
Total deposits	1,581,546	1,515,616
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	232,628	228,282
Notice	61,467	56,988
Term	238,641	244,470
Total deposits	532,736	529,740
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	421,394	431,239
Notice	19,010	20,274
Term	544,586	494,801
Total deposits	984,990	946,314
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	13,415	13,488
Term	50,405	26,074
Total deposits	63,820	39,562
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	667,437	673,009
Notice	80,477	77,262
Term	833,632	765,345
Total deposits	1,581,546	1,515,616
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	164,246	158,771
Notice	10,339	9,469
Term	373	292
Total deposits	174,958	168,532
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	401,050	392,120
Notice	18,385	16,417
Term	587,709	591,636
Total deposits	1,007,144	1,000,173
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	36,634	38,009
Total deposits	36,634	38,009
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	44,310	63,745
Notice	50,998	50,497
Term	97,780	73,147
Total deposits	193,088	187,389
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	2	5
Total deposits	2	5
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,454	6,354
Notice	684	742
Term	115,169	76,972
Total deposits	122,307	84,068
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,565	8,133
Total deposits	8,565	8,133
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,176	5,872
Notice	71	137
Term	32,601	23,298
Total deposits	$ 38,848	$ 29,307